FORM N-SAR

                               SEMI-ANNUAL REPORT

                       FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:           (a)
             or fiscal year ending: 12/31/04  (b)

Is this a transition report? (Y/N)  N
                                  -----

Is this an amendment to a previous filing?  (Y/N)  N
                                                 -----

Those items or sub-items with a box "[/] after the item number should be completed only if the answer has changed from the previous filing on this form.

1.A. Registrant Name: Defined Asset Funds - Municipal Insured Seried

  B. File Number: 811-2537

  C. Telephone Number: 609-282-8503

2.A. Street: 800 Scudders Mill Rd 1-F

  B. City: Plainsboro  C. State: NJ  D. Zip Code: 08536 E. Zip Ext.:

  E. Foreign Country:

3.   Is this the first filing on this form by Registrant?  (Y/N)          N
                                                                ------   ----

4.   Is this the last filing on this form by Registrant?  (Y/N)           N
                                                               -------   ---

5.   Is Registrant a small business investment company (SBIC)? (Y/N)      N
                                                                    --   ---
     [If answer is "Y" (Yes), complete only items 89 through 110.]

6.   Is Registrant a unit investment trust (UIT)? (Y/N)                   Y
                                                       ---------------   ---
     [If answer is "Y" (Yes) complete only items 111 through 132.]

7.A. Is Registrant a series or multiple portfolio company? (Y/N)
                                                                ------
     [If answer is "N" (No), go to item 8.]

  B. How many separate series or portfolios did Registrant have at the end of the period?
                       -----------------------------------------------

For period ending 12/31/04                              If filing more than one
File number 811-2537                                    Page 48, "X" box: [/]


113.A.[/] Trustee Name: The Bank of New York

    B.[/] City: Brooklyn        State: NY  Zip Code: 11217   Zip Ext.:
               -----------------      -----         ---------         -------
      [/] Foreign Country:              Foreign Postal Code:
                          -------------                     -------------------

113.A.[/] Trustee Name:

    B.[/] City:                 State:     Zip Code:         Zip Ext.:
               -----------------      -----         ---------         -------
      [/] Foreign Country:              Foreign Postal Code:
                          -------------                     -------------------

114.A.[/] Principal Underwriter Name:
                                     ------------------------------------------

    B.[/] File Number: 8-
                         --------------

    C.[/] City:                 State:     Zip Code:         Zip Ext.:
               -----------------      -----         ---------         -------
      [/] Foreign Country:              Foreign Postal Code:
                          -------------                     -------------------

114.A.[/] Principal Underwriter Name:
                                     ------------------------------------------

    B.[/] File Number: 8-
                         --------------

    C.[/] City:                 State:     Zip Code:         Zip Ext.:
               -----------------      -----         ---------         -------
      [/] Foreign Country:              Foreign Postal Code:
                          -------------                     -------------------

115.A.[/] Independent Public Accountant Name:
                                             ----------------------------------

    B.[/] File Number: 8-
                         --------------

    C.[/] City:                 State:     Zip Code:         Zip Ext.:
               -----------------      -----         ---------         -------
      [/] Foreign Country:              Foreign Postal Code:
                          -------------                     -------------------
115.A.[/] Independent Public Accountant Name:
                                             ----------------------------------

    B.[/] File Number: 8-
                         --------------

    C.[/] City:                 State:     Zip Code:         Zip Ext.:
               -----------------      -----         ---------         -------
      [/] Foreign Country:              Foreign Postal Code:
                          -------------                     -------------------

For period ending 12/31/04                              If filing more than one
File number 811-2537                                    Page 49, "X" box: [/]


116. [/] Family of investment companies information:

     A. [/] Is Registrant part of a family of investment companies? (Y/N)
                                                                           ---
                                                                           Y/N

     B. [/] Identify the family in 10 letters:
                                              _ _ _ _ _ _ _ _ _ _
            (NOTE: In filing this form, use this identification consistenly for all investment companies in family. This designation is for purposes of this form only.)

117. A. [/] Is Registrant a separate account of an insurance company? (Y/N)
                                                                           ---
                                                                           Y/N

     If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

     B. [/] Variable annuity contracts? (Y/N)
                                                                           ---
                                                                           Y/N

     C. [/] Scheduled premium variable life contracts? (Y/N)
                                                                           ---
                                                                           Y/N

     D. [/] Flexible premium variable life contracts? (Y/N)
                                                                           ---
                                                                           Y/N

     E. [/] Other types of insurance products registered under the
            Securities Act of 1933? (Y/N)
                                                                           ---
                                                                           Y/N

118. [/] State the number of series existing at the end of the period
         that had securities registered under the Securities Act of 1933    19
                                                                           ----

119. [/] State the number of new series for which registration statements under the Securities Act of 1933 became
         effective during the period                                        0
                                                                           ----

120. [/] State the total value of portfolio securities on the date of
         deposit for the new series included in item 119 ($000's omitted)   0
                                                                           ----

121. [/] State the number of series for which a current prospectus was in
         existence at the end of the period                                 0
                                                                           ----

122. [/] State the number of existing series for which additional units were registered under the Securities Act of 1933
         during the current period                                          0
                                                                           ----

For period ending 12/31/04                              If filing more than one
File number 811-2537                                    Page 50, "X" box: [/]


123. [/] State the total value of the additional untis considered in
         answering item 122 ($000's omitted)                             $
                                            ---------------------------   -----

124. [/] State the total value of untis of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were
         placed in the subsequent series) ($000's omitted)               $
                                                          -------------   -----

125. [/] State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant
         ($000's omitted)                                                $ 0
                         ----------------------------------------------   -----

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.) ($000's
     omitted)                                                            $ 0
             ----------------------------------------------------------   -----

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                         Number of  Total Assets  Total Income
                                           Series     ($000's     Distributions
                                         Investing    omitted)  ($000's omitted)
                                         ---------    --------  ----------------

A.   U.S. Treasury direct issue                      $              $
                                          --------    --------       --------

B.   U.S. Government agency                          $              $
                                          --------    --------       --------

C.   State or municipal tax-free             19      $ 137,923      $  7,409
                                          --------    --------       --------

D.   Public utility debt                             $              $
                                          --------    --------       --------

E.   Brokers or dealers debt or debt of
     brokers' or dealers' parent                     $              $
                                          --------    --------       --------

F.   All other corporate intermed. &
     long-term debt                                  $              $
                                          --------    --------       --------

G.   All other corporate short-term debt             $              $
                                          --------    --------       --------

H.   Equity securities of brokers or
     dealers or parents of brokers or
     dealers                                         $              $
                                          --------    --------       --------

I.   Investment company equity
     securities                                      $              $
                                          --------    --------       --------

J.   All other equity securities                     $              $
                                          --------    --------       --------

K.   Other securities                                $              $
                                          --------    --------       --------

L.   Total assets of all series of
     registrant                              19      $ 137,923      $  7,409
                                          --------    --------       --------

For period ending 12/31/04                              If filing more than one
File number 811-2537                                    Page 51, "X" box: [/]


128. [/] Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y/N)
                                                                           ---
                                                                           Y/N
         (If answer is "N" (No), go to item 131.)

129. [/] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or
         interest at the end of the current period? (Y/N)
                                                                           ---
                                                                           Y/N
         (If answer is "N" (No), go to item 131.)

130. [/] In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in
         item 129 derived from insurance or guarantees? (Y/N)
                                                                           ---
                                                                           Y/N

131. Total expenses incurred by all series of Registrant during the
     current reporting period ($000's omitted)                         $   195
                                                                         -----

132. [/] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

         811-          811-          811-          811-          811-
             --------      --------      --------      --------      --------

         811-          811-          811-          811-          811-
             --------      --------      --------      --------      --------

         811-          811-          811-          811-          811-
             --------      --------      --------      --------      --------

         811-          811-          811-          811-          811-
             --------      --------      --------      --------      --------

         811-          811-          811-          811-          811-
             --------      --------      --------      --------      --------

         811-          811-          811-          811-          811-
             --------      --------      --------      --------      --------

         811-          811-          811-          811-          811-
             --------      --------      --------      --------      --------

         811-          811-          811-          811-          811-
             --------      --------      --------      --------      --------

         811-          811-          811-          811-          811-
             --------      --------      --------      --------      --------

For period ending 12/31/04
File number 811-2537


                                 SIGNATURE PAGE

      This report is signed on behalf of the registrant, by the Agent for the Sponsors, in the City of Plainsboro and State of New Jersey on the 25th day of February, 2005.

                                            Merrill Lynch, Pierce, Fenner
                                            and Smith, Incorporated


Witness: /s/ Jay Fife                       By: /s/ Paul McGill
        -----------------------------          ---------------------------------
         Jay Fife                              Paul McGill
         Director                              Vice President